Goodwill and Intangibles, net - Summary of Amortization Expense of Definite Lived Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Year Two	$ 57.5
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles			$ 53.8
VOBA
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Year Two	57.4
Finite-Lived Intangible Assets, Amortization Expense, Year Three	55.0
Finite-Lived Intangible Assets, Amortization Expense, Year Four	49.7
Finite-Lived Intangible Assets, Amortization Expense, Year Five	48.0
Definite Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 62.0	$ 60.6